Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables

15.  Trade and other receivables

	At December 31,
	2024	2023
	$’m	$’m
Trade receivables	224	181
Other receivables and prepayments*	106	96
Related party receivables (note 27)	2	1
	332	278

Other receivables and prepayments include non-financial assets of $53 million (2023: $46 million*) including value added tax recoverable of $45 million (2023: $36 million).

*Prior period Income tax receivable which had been included in Other receivables and prepayments previously has been reclassified on the consolidated statement of financial position to conform to the current year presentation.

The fair values of trade and other receivables approximate the amounts shown above.

Movements on the provisions for impairment of trade receivables are as follows:

	2024	2023
	$'m	$'m
At January 1,	3	4
Provision for receivables impairment	7	8
Receivables written off during the year as uncollectible	—	(9)
At December 31,	10	3

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable set out above.

Provisions against specific balances

Significant balances are assessed for evidence of increased credit risk. Examples of factors considered are high probability of bankruptcy, breaches of contract or major concession being sought by the customer. Instances of significant single customer related bad debts are rare.

Providing against the remaining population of customers

The Group monitors actual historical credit losses and adjusts for forward-looking information to measure the level of expected losses. Adverse changes in the payment status of customers of the Group, or national or local economic conditions that correlate with defaults on receivables owing to the Group, may also provide a basis for an increase in the level of provision above historic loss experience.

At December 31, 2024, trade receivables of $9 million (2023: $22 million) were past due but not impaired. These relate to a number of independent customers for whom there is no recent history of default. The aging analysis of these trade receivables is as follows:

	At December 31,
	2024	2023
	$'m	$'m
Up to three months past due	8	11
Three to six months past due	—	3
Over six months past due	1	8
	9	22

Receivables Factoring and Related Programs

The Group participates in several uncommitted accounts receivable factoring and related programs with various financial institutions for certain receivables. Such programs are accounted for as true sales of receivables, as they are either without recourse to the Group or transfer substantially all the risk and rewards to the financial institutions. Receivables of $620 million were sold under these programs at December 31, 2024 (December 31, 2023: $643 million).